Equity (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, Warrants issued	0
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding shares, Beginning	769,000	358,000
Options outstanding, Warrants issued		500,000
Options outstanding, Warrants exercised		(89,000)
Options outstanding shares, Ending	769,000	769,000
Weighted average exercise price, Beginning	$ 5.02	$ 20.53
Weighted average exercise price, Warrants issued		2.15
Weighted Average Exercise Price Warrants Issued		2.15
Weighted average exercise price, Warrants expired		51.15
Weighted average exercise price, Ending	$ 5.02	$ 5.02
Warrants exercisable, Beginning	402,000	280,000
Warrants Exercisable ,Warrants Expired		(89,000)
Warrants exercisable, Ending	769,000	402,000
Weighted average exercise price options exercisable, Beginning	$ 7.59	$ 25.46
Weighted average exercise price options exercisable,Ending	$ 5.02	$ 7.59